Document And Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	AMERICAN BIO MEDICA CORP
Entity Central Index Key	0000896747
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation State Country Code	NY